Note 11 - Federal and State Income Taxes (Detail) - Unrecognized Tax Benefits (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Balance, beginning	$ 1,148,549	$ 1,034,025
Balance, ending	994,078	1,148,549
Impact of tax positions taken during current year	202,341	245,441
Gross increase related to tax positions of prior years	21,781	89,310
Reduction as a result of a lapse of the applicable statute of limitations	$ (378,593)	$ (220,227)